Stock-Based Compensation (Incentive Compensation Plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other incentive plans
Schedule of Incentive Compensation [Line Items]
Incentive compensation expense	$ 30	$ 21	$ 24